DEBT - Components of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Total long-term debt	$ 1,267,270	$ 1,232,207
Revolving credit facility
Line of Credit Facility [Line Items]
Revolving credit facility	$ 344,000	$ 208,000
Variable interest rate	2.93%	2.67%
5.5% Senior Notes
Line of Credit Facility [Line Items]
Senior unsecured notes	$ 295,861	$ 295,227
7.5% Senior Notes
Line of Credit Facility [Line Items]
Senior unsecured notes	294,909	293,980
Senior Notes | 5.5% Senior Notes
Line of Credit Facility [Line Items]
Long-term Debt, Gross	300,000	300,000
Deferred Finance Costs, Net	$ (4,139)	$ (4,773)
Stated interest rate	5.50%	5.50%
Senior Notes | 7.5% Senior Notes
Line of Credit Facility [Line Items]
Long-term Debt, Gross	$ 300,000	$ 300,000
Deferred Finance Costs, Net	$ (5,091)	$ (6,020)
Stated interest rate	7.50%	7.50%
SMP Holdings | Revolving credit facility
Line of Credit Facility [Line Items]
Revolving credit facility	$ 115,000	$ 35,000
Variable interest rate	2.43%	2.17%
SMP Holdings | Senior Secured Term Loan
Line of Credit Facility [Line Items]
Revolving credit facility	$ 217,500	$ 400,000
Effective interest rate	2.43%	2.17%